Cover	Mar. 09, 2022
Cover [Abstract]
Entity Registrant Name	Kindcard, Inc.
Entity Central Index Key	0001696025
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Mar. 09, 2022
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity File Number	000-56003
Entity Tax Identification Number	81-4520116
Entity Address Address Line 1	1001 Yamato Rd.
Entity Address Address Line 2	Suite 100
Entity Address City Or Town	Boca Raton
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33946
City Area Code	888
Local Phone Number	888-0708
Written Communications	false
Soliciting Material	false
Pre Commencement Issuer Tender Offer	false
Pre Commencement Tender Offer	false
Security 12b Title	Common Shares
Trading Symbol	KRCD